CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

4. CONCENTRATION OF CREDIT RISK

In the normal course of business the Company maintains cash with a Federally-insured financial institution. Individual account balance may occasionally exceed the Federally-insured limit of $250,000. The Company has not experienced and does not anticipate any losses as a result of any account balances exceeding the Federally-insured limits.

 4. CONCENTRATION OF CREDIT RISK

In the normal course of business the Company maintains cash with a Federally-insured financial institution. Individual account balance may occasionally exceed the Federally-insured limit of $250,000. The Company has not experienced and does not anticipate any losses as a result of any account balances exceeding the Federally-insured limits.